Selected Quarterly Financial Data (unaudited) - Unaudited Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Operating expenses	$ 10,711	$ 17,132	$ 16,824	$ 16,880	$ 19,116	$ 16,582	$ 15,336	$ 12,855	$ 61,547	$ 63,889	$ 37,669
Net loss	$ (10,583)	$ (18,735)	$ (17,114)	$ (17,084)	$ (19,603)	$ (383)	$ (16,089)	$ (12,880)	$ (63,516)	$ (48,955)	$ (38,929)
Net loss per common share, basic and diluted	$ (0.45)	$ (0.78)	$ (0.72)	$ (0.74)	$ (0.96)	$ (0.02)	$ (0.81)	$ (0.65)	$ (2.69)	$ (2.44)	$ (2.66)